Condensed interim consolidated statements of cash flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net loss for the period	$ (49,729)	$ (36,319)
Adjustments for the following items:
Depletion and amortization	15,710	18,618
Income tax expense	795	469
Accretion on decommissioning provision	471	469
Share-based payments	9,007	634
Non-cash expenses from common shares issued	0	577
Provision on other long-term liabilities	6	46
Interest and financing expense	564	4,197
Net charges on post-employment benefit obligations	(537)	(504)
Inventory write-downs	3,379	871
Gain on disposal of assets	(967)	0
Loss on metals contract liabilities	26,889	10,044
Other loss (gain) on derivatives	(3,625)	566
Fair value loss on royalty payable	300	729
Changes in non-cash working capital items:
Trade and other receivables	(3,466)	2,036
Inventories	(2,900)	(1,034)
Prepaid expenses	(986)	(472)
Trade and other payables	(7,460)	1,473
Net cash generated from (used in) operating activities	(12,549)	2,400
Investing activities
Expenditures on property, plant and equipment	(28,762)	(13,575)
Proceeds from disposal of assets	998	0
Net cash used in investing activities	(27,764)	(13,575)
Financing activities
Pre-payment facility	550	(750)
Credit facility	(600)	10,000
Lease payments	(811)	(487)
Equity offering, net	0	5,026
Non-brokered private placements, net	18,455	441
Term loan facility, net	49,763	0
Metals contract liability, net	(12,691)	(113)
Royalty agreement, net	0	(628)
Derivative instruments	58	0
Proceeds from exercise of options and warrants	6,744	0
Contribution from non-controlling interests	0	1,995
Net cash generated from financing activities	61,468	15,484
Effect of foreign exchange rate changes on cash	(2,057)	845
Increase in cash and cash equivalents	19,098	5,154
Cash and cash equivalents, beginning of period	20,002	2,061
Cash and cash equivalents, end of period	39,100	7,215
Interest paid during the period	$ 1,425	$ 2,214